Consolidated Statements of Operations and Comprehensive Loss - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenues (including revenues from related parties of US$2,022,691, US$282,206 and US$891,282 for the year ended December 31, 2023, 2024 and 2025, respectively)		$ 26,419,714	$ 30,226,939	$ 22,791,538
Cost of revenues (including cost of revenues from related parties of US$4,849,877, US$6,762,837 and US$3,631,304 for the year ended December 31, 2023, 2024 and 2025, respectively)		(24,479,141)	(29,078,294)	(21,758,592)
Gross profit		1,940,573	1,148,645	1,032,946
Operating expenses
Selling and marketing expenses		(2,734,349)	(4,016,204)	(3,265,269)
General and administrative expenses		(6,766,136)	(6,708,210)	(4,076,003)
Total operating expenses		(9,500,485)	(10,724,414)	(7,341,272)
Loss from operations		(7,559,912)	(9,575,769)	(6,308,326)
Other income/(expenses)
Gain on fair value change of OET derivative liability		2,481,099
Other income, net		479,499	451,649	171,740
Financial expenses, net		(1,361,727)	(1,854,671)	(587,272)
Total other (expenses)/income, net		1,598,871	(1,403,022)	(415,532)
Loss before income tax expense		(5,961,041)	(10,978,791)	(6,723,858)
Income tax expense		(9,064)		(2,831)
Net loss		(5,970,105)	(10,978,791)	(6,726,689)
Other comprehensive (loss)/income:
Foreign currency translation adjustment		(491,984)	1,181,947	(151,551)
Total comprehensive loss		$ (6,462,089)	$ (9,796,844)	$ (6,878,240)
Loss per ordinary share attributable to shareholders of Polibeli Group Ltd*
Basic (in Dollars per share)	[1]	$ (0.02)	$ (0.03)	$ (0.02)
Diluted (in Dollars per share)	[1]	$ (0.02)	$ (0.03)	$ (0.02)
Weighted average number of ordinary shares outstanding*
Basic (in Shares)	[1]	362,554,988	360,000,000	360,000,000
Diluted (in Shares)	[1]	362,554,988	360,000,000	360,000,000

[1]	Par value of ordinary shares and share data have been retroactively restated to give effect to the Reverse Recapitalization related to the Business Combination completed on August 7, 2025. (Note 1)